Related Party Transactions (Details Narrative) (10Q) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016	Oct. 31, 2016	Aug. 31, 2015	Oct. 15, 2014
Notes payable			$ 50,000		$ 605,980
Due from stockholders	$ 1,285
Preferred stock, shares issued	0	1,000,000		1,000,000
Preferred stock, shares issued value		$ 1,000		$ 1,000
Preferred stock, shares outstanding	0	1,000,000		1,000,000
Monthly rent expenses	$ 2,692
Due to related parties	333,169
Hong Kong, Dollars [Member]
Monthly rent expenses	21,000
Mr. Mark DeStefano [Member]
Notes payable	50,000
Due from stockholders	$ 26,981
Preferred stock, shares issued	1,000,000
Preferred stock, shares issued value	$ 33,735
Preferred stock, shares outstanding	1,000,000
Consulting fees paid to related parties	$ 10,000
Mr. Mark DeStefano [Member] | From June14 to October 24, 2016 [Member]
Preferred stock, voting rights	DeStefano had voting control of the Company from June 2014 (see Note 8) to October 24, 2016 (when the Company purchased from DeStefano the 1,000,000 shares of Preferred Stock for $33,735) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).	DeStefano had voting control of the Company from June 2014 (see Note 8) to October 24, 2016 (see Note 12) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).
Preferred stock, shares issued		1,000,000
Preferred stock, shares outstanding		1,000,000
UBI Hong Kong [Member]
Due to related parties	$ 333,169
UBI Hong Kong [Member] | Class A Common Stock [Member]
Number of shares owned	30,000,000
Directors [Member]
Consulting fees paid to related parties	$ 15,000